COMMITMENTS AND CONTINGENCIES (Future Minimum Lease Payments for Non-cancelable Operating Leases) (Details) (Non-cancelable Operating Lease Agreements [Member], CNY)
In Thousands, unless otherwise specified
Dec. 31, 2014
Operating Leased Assets [Line Items]
2015	1,726,528
2016	1,744,719
2017	1,735,234
2018	1,687,156
2019	1,612,866
Thereafter	8,323,195
Total	16,829,698
Related party [Member]
Operating Leased Assets [Line Items]
2015	1,800
2016	1,650
2017	500
2018	0
2019	0
Thereafter	0
Total	3,950
Non-related party [Member]
Operating Leased Assets [Line Items]
2015	1,724,728
2016	1,743,069
2017	1,734,734
2018	1,687,156
2019	1,612,866
Thereafter	8,323,195
Total	16,825,748